Commitments - Non-performance by the other party to the financial instrument for commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 39,491	$ 28,791
Commitments to grant loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	11,351	5,578
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	4,601	4,439
Unfunded Commitments Under Lines Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 23,539	$ 18,774